Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Leases [Abstract]
2022	$ 567
2021	667	$ 1,007	$ 1,338
2022	346	421	838
2023	134	110	222
2024	24	58	98
2025		24	52
Thereafter	0	0	21
Total payments under lease agreements	1,738	1,620	2,569
Less: imputed interest	(170)	(149)	(269)
Total operating lease liabilities	$ 1,568	$ 1,471	$ 2,300